Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss before income tax	$ (322,944)	$ (590,254)	$ (94,846,338)	$ (2,383,812)
Tax calculated at tax rate	(54,900)	(100,343)	(16,123,877)	(405,248)
Effects of:
- Expenses not deductible for tax purposes	178,809	5,331	467,334	172,993
- Income not subject to tax	(43,011)	(21,754)	(3,112)	(310)
- Listing expenses			15,821,445
- Utilization of tax losses				(11,000)
- Temporary difference	67,582	155,766	(28,790)	251,565
Tax expense attributable to loss	$ 148,480	$ 39,000	$ 133,000	$ 8,000